Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current assets [Abstract]
Prepaid expenses	$ 3,973	$ 3,169
VAT receivable	137	150
Other receivables	1,158	1,582
Other current assets	$ 5,268	$ 4,901